Intangible Assests Other Than Goodwill - Favorable lease terms (Table) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 13, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite Lived Intangible Assets [Line Items]
Favorable lease term, Net Book Value		$ 0	$ 36,645
Additions - Cost	$ 36,900
Additions/ Amortization - Accumulated Amortization		(3,957)	(255)	$ 0
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Favorable lease term, Cost		0	36,900	0	$ 0
Favorable lease term, Accumulated Amortization		0	(255)	0	0
Favorable lease term, Net Book Value		0	36,645	0	$ 0
Additions - Cost		0	36,900	0
Additions/ Amortization - Accumulated Amortization		(3,957)	(255)	0
Additions - Net Book Value		(3,957)	$ 36,645	$ 0
Impairment - Cost		(36,900)
Impairment - Accumulated Amortization		4,212
Impairment - Net Book Value		$ (32,688)